GOODWILL (Details) - Schedule of changes in goodwill $ in Thousands	Mar. 31, 2021 USD ($) [1]
Goodwill [Line Items]
Cumulative goodwill impairment charges	$ 1,682
Cannabinoid [Member]
Goodwill [Line Items]
Cumulative goodwill impairment charges
Non-Cannabinoid [Member]
Goodwill [Line Items]
Cumulative goodwill impairment charges	$ 1,682

[1]	Amount refers to cumulative goodwill impairment charges related to impairments recognized in 2020; no impairment charges were recognized during the three months ended March 31, 2021.